Oil and Natural Gas Properties - Schedule of Oil and Natural Gas Properties (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Property [Abstract]
Proved	$ 1,068,937	$ 750,492	$ 184,376
Unproved	1,118,549	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(137,564)	(78,307)	(27,002)
Oil and natural gas properties, net	$ 2,049,922	$ 1,798,644	$ 298,378